Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the applicable provisions of Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information comparing the compensation of our principal executive officer (the “PEO”) and our other NEOs against various performance measures.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return ("TSR")(4)	Peer Group TSR(5)	Company Net Income (000's)	ROAA
2024	$1,347,196	$1,347,196	$540,535	$578,266	$121.40	$112.72	$31,537	1.01%
2023	1,360,289	1,443,314	652,308	671,263	115.62	97.64	30,037	0.92%
2022	1,233,123	1,333,944	586,892	642,333	115.91	96.25	40,447	1.24%
2021	948,817	1,260,526	551,733	653,969	121.40	112.82	39,806	1.36%
2020	1,098,903	1,071,027	595,579	615,259	93.25	88.67	27,402	1.07%

(1) The Company’s non-PEO named executive officers for 2024 were Kirk L. Lee, Shalene A. Jacobson, Harold L. Lower, II and Travis Brown. The Company's non-PEO named executive officers for 2023 were Kirk L. Lee, Shalene A. Jacobson, Clifton A. Payne and Charles A. Cowell. The Company’s non-PEO named executive officers for 2022 were Kirk L. Lee, Clifton A. Payne, Charles A. Cowell and Harold L. Lower, II. The Company's non-PEO named executive officers for 2021 and 2020 were Kirk L. Lee and Clifton A. Payne. The Company was an emerging growth company until December 31, 2021 and provided scaled compensation disclosures for 2021 and 2020.

(2) Tyson T. Abston was the Company's PEO for each of 2024, 2023, 2022, 2021 and 2020.

(3) Compensation actually paid is calculated as the total compensation plus (i) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and nonvested at the end of the listed fiscal year; and (ii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(4) This assumes $100 was invested in Company common stock on December 31, 2019 and presents the TSR, assuming the reinvestment of dividends, through the close of trading for the applicable year. The historical stock price performance for our common stock is not necessarily indicative of future stock performance.

(5) This assumes $100 was invested in the S&P Small Cap 600 Financials Index on December 31, 2019 and presents the TSR, assuming the reinvestment of dividends, if any, through the close of trading for the applicable year. The historical stock price performance for our common stock is not necessarily indicative of future stock performance.

Relationship Between Compensation Actually Paid and Performance Measures

The table below reflects the relationship between the PEO and the average non-PEO NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 through 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)	GNTY's TSR	Peer Group's TSR	Net Income	ROAA
2020 to 2024	25.8%	-6.0%	21.4%	12.7%	15.1%	-5.6%

(1) Compensation actually paid is calculated as the total compensation plus (i) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and nonvested at the end of the listed fiscal year; and (ii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

From 2020 through 2024, the compensation of our PEO increased by 26%, while the average compensation actually paid to non-PEO NEOs decreased by 6%. The Company's combined measures of TSR, net income and ROAA increased by 10%.

The following financial performance measures represent, in the Company’s assessment, the most important financial performance measures the Company used to link compensation that it actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

•
ROAA;
•
Efficiency ratio;
•
Nonperforming assets to total assets; and
•
Net interest margin.

Company Selected Measure Name	ROAA
Named Executive Officers, Footnote

(1) The Company’s non-PEO named executive officers for 2024 were Kirk L. Lee, Shalene A. Jacobson, Harold L. Lower, II and Travis Brown. The Company's non-PEO named executive officers for 2023 were Kirk L. Lee, Shalene A. Jacobson, Clifton A. Payne and Charles A. Cowell. The Company’s non-PEO named executive officers for 2022 were Kirk L. Lee, Clifton A. Payne, Charles A. Cowell and Harold L. Lower, II. The Company's non-PEO named executive officers for 2021 and 2020 were Kirk L. Lee and Clifton A. Payne. The Company was an emerging growth company until December 31, 2021 and provided scaled compensation disclosures for 2021 and 2020.

(2) Tyson T. Abston was the Company's PEO for each of 2024, 2023, 2022, 2021 and 2020.

Peer Group Issuers, Footnote

(5) This assumes $100 was invested in the S&P Small Cap 600 Financials Index on December 31, 2019 and presents the TSR, assuming the reinvestment of dividends, if any, through the close of trading for the applicable year. The historical stock price performance for our common stock is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,347,196	$ 1,360,289	$ 1,233,123	$ 948,817	$ 1,098,903
PEO Actually Paid Compensation Amount	$ 1,347,196	1,443,314	1,333,944	1,260,526	1,071,027
Adjustment To PEO Compensation, Footnote

(3) Compensation actually paid is calculated as the total compensation plus (i) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and nonvested at the end of the listed fiscal year; and (ii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 540,535	652,308	586,892	551,733	595,579
Non-PEO NEO Average Compensation Actually Paid Amount	$ 578,266	671,263	642,333	653,969	615,259
Compensation Actually Paid vs. Company Selected Measure

The table below reflects the relationship between the PEO and the average non-PEO NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 through 2024:

Period	Compensation Actually Paid to PEO(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)	GNTY's TSR	Peer Group's TSR	Net Income	ROAA
2020 to 2024	25.8%	-6.0%	21.4%	12.7%	15.1%	-5.6%

(1) Compensation actually paid is calculated as the total compensation plus (i) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and nonvested at the end of the listed fiscal year; and (ii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Tabular List, Table

The following financial performance measures represent, in the Company’s assessment, the most important financial performance measures the Company used to link compensation that it actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

•
ROAA;
•
Efficiency ratio;
•
Nonperforming assets to total assets; and
•
Net interest margin.

Total Shareholder Return Amount	$ 121.4	115.62	115.91	121.4	93.25
Peer Group Total Shareholder Return Amount	112.72	97.64	96.25	112.82	88.67
Net Income (Loss)	$ 31,537,000	$ 30,037,000	$ 40,447,000	$ 39,806,000	$ 27,402,000
Company Selected Measure Amount	0.0101	0.0092	0.0124	0.0136	0.0107
PEO Name	Tyson T. Abston	Tyson T. Abston	Tyson T. Abston	Tyson T. Abston	Tyson T. Abston
Measure:: 1
Pay vs Performance Disclosure
Name	ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net interest margin